Initial Public Offering (Details) - USD ($)		9 Months Ended	12 Months Ended
	Dec. 08, 2020	Sep. 30, 2022	Dec. 31, 2021
Initial Public Offering (Details) [Line Items]
Deferred underwriting commission	$ 8,100,000
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Initial public offering units (in Shares)	23,000,000
Gross proceeds	$ 230,000,000
Offering costs	$ 13,200,000
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Additional units issued (in Shares)	3,000,000
Price per unit (in Dollars per share)	$ 10
Class A Common Stock [Member]
Initial Public Offering (Details) [Line Items]
Common stock par value (in Dollars per share)		$ 0.0001	$ 0.0001
Share price		$ 11.5
Share price (in Dollars per share)			$ 11.5